Financial Statements - Additional Information - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Profit after tax attributable to shareholders	£ 1,121	£ 1,254	£ 1,317
Profit after tax attributable to shareholders, dividend receipts	668
Santander UK Group Holdings plc [member]
Condensed Financial Statements, Captions [Line Items]
Profit after tax attributable to shareholders	1,253	659
Profit after tax attributable to shareholders, dividend receipts	£ 668	£ 0